Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Feb. 08, 2023
Balance, shares at Feb. 08, 2023
Common shares issued in the settlement of convertible debt		$ 2,330	1,075,114			1,077,444
Common shares issued in the settlement of convertible debt, shares		2,329,743
Net loss					(246,610)	(246,610)
Common shares issued during the year		$ 42,500		(42,500)
Common shares issued during the year, shares		42,500,000
Common shares issued for the asset acquisition		$ 17,500	9,930,328			9,947,828
Common shares issued for the asset acquisition, shares		17,500,000
Balance at Dec. 31, 2023		$ 62,330	11,005,442	(42,500)	(246,610)	10,778,662
Balance, shares at Dec. 31, 2023		62,329,743
Subscription received during the period				42,100		42,100
Common shares issued in the settlement of convertible debt		$ 12,670	6,047,364	(556,401)		5,503,633
Common shares issued in the settlement of convertible debt, shares		12,670,034
Net loss					(4,821,989)	(4,821,989)
Balance at Dec. 31, 2024		$ 75,000	$ 17,052,806	$ (556,801)	$ (5,068,599)	$ 11,502,406
Balance, shares at Dec. 31, 2024		74,999,777